Related Parties - Schedule of Parent's Expense Allocations (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocation of Expenses [Line Items]
Selling, general and administrative	$ 701	$ 525	$ 1,998	$ 1,681	$ 2,243	$ 2,235	$ 2,278
Research and development	189	180	576	568	758	767	766
Total operating expenses	1,807	1,570	5,279	4,875	6,505	6,437	6,292
Related Party
Allocation of Expenses [Line Items]
Selling, general and administrative					678	617	576
Research and development					86	87	96
Total operating expenses					853	778	778
Related Party | Prior To Spin-Off
Allocation of Expenses [Line Items]
Selling, general and administrative		186	177	551
Research and development		29	28	84
Total operating expenses		240	220	695
Cost of product
Allocation of Expenses [Line Items]
Cost of sales	793	748	2,341	2,262	3,023	2,953	2,773
Cost of product | Related Party
Allocation of Expenses [Line Items]
Cost of sales					89	74	106
Cost of product | Related Party | Prior To Spin-Off
Allocation of Expenses [Line Items]
Cost of sales		25	15	60
Cost of software and rentals
Allocation of Expenses [Line Items]
Cost of sales	$ 124	117	364	364	481	482	475
Cost of software and rentals | Related Party
Allocation of Expenses [Line Items]
Cost of sales					$ 0	$ 0	$ 0
Cost of software and rentals | Related Party | Prior To Spin-Off
Allocation of Expenses [Line Items]
Cost of sales		$ 0	$ 0	$ 0